GOING CONCERN	6 Months Ended
Jun. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GOING CONCERN

2. GOING CONCERN

In assessing the Company’s liquidity, the Company monitors and analyzes its cash on-hand and its operating and capital expenditure commitments. The Company’s liquidity needs are to meet its working capital requirements, operating expenses and capital expenditure obligations. Equity financing is used to supplement working capital requirements of the Company.

The Company’s management has considered whether there is substantial doubt about its ability to continue as a going concern due to (1) the net loss of $379,449 and $813,524 for the three and six months ended June 30, 2023; (2) accumulated deficit of $5,746,112 as of June 30, 2023; (3) working capital deficit of $26,892 as of June 30, 2023; and (4) the unexpectedly long turnaround time that the Company’s distributors and members are taking to revert to pre-pandemic mode to generate sales.

Management has determined there is substantial doubt about its ability to continue as a going concern. If the Company is unable to generate significant revenue, the Company may be required to curtail or cease its operations. Management is trying to alleviate the going concern risk through the following sources:

●	Equity financing from the Company’s second listing on NASDAQ to support its working capital and future growth;

●	Other available sources of financing (including debt) from banks and other financial institutions; and

●	Financial support and credit guarantee commitments from the Company’s related parties.

Based on the above measures, management is of the opinion that the Company will probably not have sufficient funds to meet its working capital requirements and debt obligations as they become due one year from the filing date of these unaudited condensed consolidated financial statements.

There is no assurance that the Company will be successful in implementing the foregoing plans or that additional financing will be available to the Company on commercially reasonable terms, or at all. There are a number of factors that could potentially arise that could undermine the Company’s plans, such as (i) undue delay in the Company’s current pursuit in seeking second listing on NASDAQ, (ii) the slow rate in which the Company’s distributors and members re-ignite their sales activities, (iii) changes in the demand for the Company’s products and services due to the diminishing effect on the purchasing power of the public in general, as a result of the COVID-19 pandemic, and (iv) if the Company’s new business in the provision of complementary health therapies fail to grow in the manner and at the rate as planned. The Company’s inability to secure needed financing when required could require material changes to the Company’s business plans and could have a material adverse effect on the Company’s viability and results of operations.